UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2020

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Index	Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2020	3

Statement of Operations for the year ended December 31, 2020	4

Statement of Changes in Net Assets for the year ended December 31, 2020	5

Statement of Changes in Net Assets for the year ended December 31, 2019	6

Notes to Financial Statements	7 - 12

Report of Independent Registered Public Accounting Firm

To the Contract Owners of United Investors Annuity Variable Account

and Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Annuity Variable Account of Protective Life Insurance Company (the Separate Account), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of their operations for the year then ended and the changes in their net assets, and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2018 were audited by other independent registered public accountants whose report dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of Protective Life Insurance Company’s separate accounts since 2019.

Birmingham, Alabama
April 29, 2021

Appendix A

Subaccounts
Ivy VIP Asset Strategy	Ivy VIP Growth
Ivy VIP Balanced	Ivy VIP High Income
Ivy VIP Core Equity	Ivy VIP Science and Technology
Ivy VIP Corporate Bond	Ivy VIP Small Cap Growth
Ivy VIP Global Growth
Ivy VIP Government Money Market

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities

December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
ASSETS
Investments in subaccounts at current fair value	$16,556,193	$14,262,069	$84,200,876	$13,359,896	$18,051,728	$2,459,847	$126,774,511	$11,973,882	$55,804,878	$35,838,236
Receivable from Protective Life Insurance Company	324,189	369,039	1,954,835	536,284	312,679	297,011	2,455,104	169,926	540,061	867,621
Total assets	16,880,382	14,631,108	86,155,711	13,896,180	18,364,407	2,756,858	129,229,615	12,143,808	56,344,939	36,705,857

LIABILITIES
Payable to Protective Life Insurance Company	198,294	81,683	999,989	213,340	122,918	264,912	1,118,936	12,166	270,394	291,720
Net assets	$16,682,088	$14,549,425	$85,155,722	$13,682,840	$18,241,489	$2,491,946	$128,110,679	$12,131,642	$56,074,545	$36,414,137

ANALYSIS OF NET ASSETS
Accumulation period	16,682,088	14,549,425	85,155,722	13,682,840	18,241,489	2,491,946	128,110,679	12,131,642	56,074,545	36,414,137
Net assets	$16,682,088	$14,549,425	$85,155,722	$13,682,840	$18,241,489	$2,491,946	$128,110,679	$12,131,642	$56,074,545	$36,414,137

Units Outstanding	2,207,526	2,375,316	6,399,740	2,598,690	3,068,563	1,273,047	3,963,631	1,498,086	2,262,403	2,765,644

Shares Owned in each Portfolio	1,585,478	1,637,549	5,862,142	2,207,627	4,204,236	2,459,847	9,980,673	3,526,709	1,555,658	2,966,741

Fair Value per Share	10.44	8.71	14.36	6.05	4.29	1.00	12.70	3.40	35.87	12.08

Investment in Portfolio shares, at Cost	$14,598,370	$12,966,525	$66,411,265	$12,045,024	$19,992,793	$2,459,847	$99,024,709	$12,132,948	$32,782,404	$28,073,551

The accompanying notes are an integral part of these financial statements

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$309,159	$194,677	$418,106	$358,701	$67,502	$11,826	$—	$882,221	$—	$—

EXPENSES

Mortality and expense risk charges	136,755	122,580	692,497	125,793	144,467	27,499	1,040,415	108,089	423,387	261,386

Net investment income (loss)	172,404	72,097	(274,391)	232,908	(76,965)	(15,673)	(1,040,415)	774,132	(423,387)	(261,386)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	48,242	18,086	1,177,428	242,962	(775,614)	—	2,398,256	(135,418)	2,371,508	144,784
Capital gain distributions	256,727	741,961	4,242,954	—	—	—	15,595,956	—	5,924,503	—
Net realized gain (loss) on investments	304,969	760,047	5,420,382	242,962	(775,614)	—	17,994,212	(135,418)	8,296,011	144,784

Change in unrealized appreciation (depreciation) on investments	1,398,083	865,153	9,558,850	866,691	3,860,131	—	13,715,893	(75,148)	6,920,566	10,092,248

Net realized and unrealized gain (loss) on investments	1,703,052	1,625,200	14,979,232	1,109,653	3,084,517	—	31,710,105	(210,566)	15,216,577	10,237,032

Net increase (decrease) in net assets resulting from operations	$1,875,456	$1,697,297	$14,704,841	$1,342,561	$3,007,552	$(15,673)	$30,669,690	$563,566	$14,793,190	$9,975,646

The accompanying notes are an integral part of these financial statements

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$172,404	$72,097	$(274,391)	$232,908	$(76,965)	$(15,673)	$(1,040,415)	$774,132	$(423,387)	$(261,386)

Net realized gain (loss) on investments	304,969	760,047	5,420,382	242,962	(775,614)	—	17,994,212	(135,418)	8,296,011	144,784

Change in unrealized appreciation (depreciation) on investments	1,398,083	865,153	9,558,850	866,691	3,860,131	—	13,715,893	(75,148)	6,920,566	10,092,248

Net increase (decrease) in net assets resulting from operations	1,875,456	1,697,297	14,704,841	1,342,561	3,007,552	(15,673)	30,669,690	563,566	14,793,190	9,975,646

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	554,412	453,978	500,399	102,657	194,725	532,239	441,846	83,179	784,263	256,542
Net transfer (to) from affiliate and subaccounts	(440,342)	(736,102)	(2,968,538)	(12,848)	(543,837)	962,320	(2,862,698)	(470,534)	(943,208)	(790,106)
Payments for redemptions	(1,811,631)	(1,723,180)	(6,989,736)	(1,700,442)	(1,395,302)	(1,703,826)	(11,006,989)	(1,203,562)	(4,886,514)	(2,453,914)
Contract maintenance fees	(10,055)	(9,005)	(47,678)	(7,966)	(11,160)	(2,700)	(68,262)	(7,787)	(25,021)	(20,131)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,707,616)	(2,014,309)	(9,505,553)	(1,618,599)	(1,755,574)	(211,967)	(13,496,103)	(1,598,704)	(5,070,480)	(3,007,609)

Total increase (decrease) in net assets	167,840	(317,012)	5,199,288	(276,038)	1,251,978	(227,640)	17,173,587	(1,035,138)	9,722,710	6,968,037

NET ASSETS

Beginning of period	16,514,248	14,866,437	79,956,434	13,958,878	16,989,511	2,719,586	110,937,092	13,166,780	46,351,835	29,446,100

End of period	$16,682,088	$14,549,425	$85,155,722	$13,682,840	$18,241,489	$2,491,946	$128,110,679	$12,131,642	$56,074,545	$36,414,137

The accompanying notes are an integral part of these financial statements

United Investors Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2019

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$190,216	$150,694	$(191,583)	$256,207	$1,227,856	$27,528	$(368,594)	$772,854	$(275,440)	$(267,267)

Net realized gain (loss) on investments	672,310	1,071,485	7,974,270	(11,328)	9,261,439	220	26,727,272	(24,585)	5,201,878	1,984,933

Change in unrealized appreciation (depreciation) on investments	2,214,211	1,534,199	11,851,704	1,194,682	(6,838,023)	—	4,594,533	580,766	10,881,842	4,178,931

Net increase (decrease) in net assets resulting from operations	3,076,737	2,756,378	19,634,391	1,439,561	3,651,272	27,748	30,953,211	1,329,035	15,808,280	5,896,597

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	30,357	34,355	172,530	32,027	29,963	14,354	478,639	36,739	67,167	32,758
Net transfer (to) from affiliate and subaccounts	(237,238)	286,387	(1,057,893)	1,072,997	48,315	(102,597)	(2,066,258)	164,499	(436,878)	(261,906)
Payments for redemptions	(2,136,969)	(2,091,972)	(7,884,595)	(1,807,125)	(2,155,625)	(815,425)	(10,049,349)	(1,799,227)	(2,933,105)	(3,163,447)
Contract maintenance fees	(12,040)	(10,684)	(52,661)	(8,581)	(12,794)	(2,950)	(71,430)	(9,468)	(25,671)	(23,120)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,355,890)	(1,781,914)	(8,822,619)	(710,682)	(2,090,141)	(906,618)	(11,708,398)	(1,607,457)	(3,328,487)	(3,415,715)

Total increase (decrease) in net assets	720,847	974,464	10,811,772	728,879	1,561,131	(878,870)	19,244,813	(278,422)	12,479,793	2,480,882

NET ASSETS

Beginning of period	15,793,401	13,891,973	69,144,662	13,229,999	15,428,380	3,598,456	91,692,279	13,445,202	33,872,042	26,965,218

End of period	$16,514,248	$14,866,437	$79,956,434	$13,958,878	$16,989,511	$2,719,586	$110,937,092	$13,166,780	$46,351,835	$29,446,100

The accompanying notes are an integral part of these financial statements

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

The United Investors Annuity Variable Account (the “Separate Account”) was established on December 8, 1981, and modified on January 5, 1987, as a segregated account of United Investors Life Insurance Company (“UILIC”) in connection with the issuance of annuity contracts (the “contracts”) by the United Investors Annuity Variable Account. Prior to December 31, 2010, UILIC was a wholly owned subsidiary of Torchmark Corporation. On December 31, 2010, Protective Life Insurance Company (“PLICO”), a wholly owned subsidiary of Protective Life Corporation (“PL”), purchased all of the outstanding stock of UILIC.  Effective July 1, 2012, UILIC merged with and into its direct parent, PLICO.  As a result of this merger, PLICO remained as the surviving legal entity.  Variable annuity contracts of UILIC are contracts of PLICO.  PLICO services and maintains those contracts in accordance with their terms.  The merger encompassed both the general and separate account balances.  PL and its subsidiaries are wholly owned subsidiaries of Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.).

New contracts are no longer being sold but holders of existing contracts may make additional deposits. The investment options available under the contracts have been registered as a unit investment trust under the Investment Company Act of 1940.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services — Investment Companies”.

The Separate Account is divided into ten subaccounts. Each subaccount invests exclusively in shares of a single mutual fund.  During the years ended December 31, 2020 and 2019, assets were invested in all ten of the subaccounts.

Ivy VIP Asset Strategy	Ivy VIP Government Money Market
Ivy VIP Balanced	Ivy VIP Growth
Ivy VIP Core Equity	Ivy VIP High Income
Ivy VIP Corporate Bond	Ivy VIP Science and Technology
Ivy VIP Global Growth	Ivy VIP Small Cap Growth

Gross premiums from the contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLICO other assets and liabilities.

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of PLICO’s General Account.  The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations.  The Guaranteed Account’s balance as of December 31, 2020 was approximately $41.1 million.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Protective Life Insurance Company. As of December 31 2020, COVID-19 related impacts to Protective Life Insurance Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.  Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the Separate Account invest.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value.  The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.  Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares determined for each product using a weighted average cost basis and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the fund. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying fund.

Accumulation Unit Value

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underling product prospectus.

Net Transfers (to) from Affiliate or Subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner’s interest to or from another subaccount or to the General Account of PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of PL. Under the provisions of the contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2020. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets.  Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Fair Value of Financial Instruments, continued

(Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels and disclosure of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or non-financial assets valued on a non-recurring basis.

Financial assets recorded at fair value in the statement of assets and liabilities are categorized as follows:

•                  Level 1:  Unadjusted quoted prices for identical assets or liabilities in an active market.

•                  Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.  Level 2 inputs include the following:

a)             Quoted prices for similar assets in active markets

b)             Quoted prices for identical or similar assets in non-active markets

c)              Inputs other than quoted market prices that are observable

d)             Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                  Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for all financial statement periods presented herein and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2020 are as follows:

	Purchases	Sales
Ivy VIP Asset Strategy	$590,768	$1,938,441
Ivy VIP Balanced	1,154,685	2,597,137
Ivy VIP Core Equity	5,504,994	11,964,561
Ivy VIP Corporate Bond	1,977,411	3,635,702
Ivy VIP Global Growth	488,130	2,485,605
Ivy VIP Government Money Market	6,099,279	6,346,772
Ivy VIP Growth	17,174,935	17,462,576
Ivy VIP High Income	980,800	1,959,498
Ivy VIP Science and Technology	6,719,779	6,541,760
Ivy VIP Small Cap Growth	160,201	3,953,478

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Expenses and Related Party Transactions

PLICO assumes mortality risks associated with the annuity contracts, as benefits paid to the contract owner or beneficiary may exceed contract value.  PLICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, PLICO assesses a daily charge through a reduction in unit value based on assets for mortality and expense risk which amounts to an aggregate of 0.90% per annum.  Additionally, PLICO assesses against each contract participating in the Separate Account a records maintenance charge of 0.85% through a redemption of units on each of the first 10 contract anniversaries following the receipt of a premium deposit, In addition to the annual contract charge, PLICO deducts an administrative fee of $50.00 on each contract anniversary through a redemption of units to compensate PLICO for expenses in administering the United Investors Annuity Variable Account and the contract.

Proceeds payable on the redemption of units and early annuitizations are reduced by the amount of any applicable contingent deferred sales charge due to PLICO.  The percentage charged (0.00% to 8.00%) is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.  A transaction charge of $20.00 will be charged through a reduction in units if more than four withdrawals occur during a contract year.

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy VIP Asset Strategy	4,407	280,265	(275,858)	5,219	388,525	(383,306)
Ivy VIP Balanced	44,156	460,558	(416,402)	106,698	472,744	(366,046)
Ivy VIP Core Equity	90,570	1,006,731	(916,161)	72,886	977,039	(904,153)
Ivy VIP Corporate Bond	338,747	715,352	(376,605)	356,630	517,036	(160,406)
Ivy VIP Global Growth	96,484	474,148	(377,664)	79,413	539,772	(460,359)
Ivy VIP Government Money Market	3,136,151	3,256,889	(120,738)	1,127,987	1,597,284	(469,297)
Ivy VIP Growth	70,451	594,921	(524,470)	37,477	570,855	(533,378)
Ivy VIP High Income	16,416	248,902	(232,486)	62,618	279,540	(216,922)
Ivy VIP Science and Technology	50,261	307,932	(257,671)	15,832	224,138	(208,306)
Ivy VIP Small Cap Growth	21,633	350,890	(329,257)	7,951	378,978	(371,027)

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Ivy Funds VIP Asset Strategy:
2020	2,208	$7.500	$7.500	$16,682	1.86%	0.90%	0.90%	12.86%	12.86%
2019	2,485	6.645	6.645	16,514	2.09%	0.90%	0.90%	20.69%	20.69%
2018	2,868	5.506	5.506	15,793	1.83%	0.90%	0.90%	-6.29%	-6.29%
2017	3,344	5.875	5.875	19,649	1.50%	0.90%	0.90%	17.22%	17.22%
2016	4,111	5.012	5.012	20,607	0.57%	0.90%	0.90%	-3.43%	-3.43%
Ivy Funds VIP Balanced:
2020	2,375	6.004	6.004	14,549	1.32%	0.90%	0.90%	13.10%	13.10%
2019	2,800	5.309	5.309	14,866	1.95%	0.90%	0.90%	21.00%	21.00%
2018	3,166	4.387	4.387	13,892	1.63%	0.90%	0.90%	-4.11%	-4.11%
2017	3,535	4.575	4.575	16,172	1.60%	0.90%	0.90%	10.38%	10.38%
2016	3,906	4.145	4.145	16,192	2.75%	0.90%	0.90%	1.12%	1.12%
Ivy Funds VIP Core Equity:
2020	6,400	13.157	13.157	85,156	0.51%	0.90%	0.90%	20.43%	20.43%
2019	7,319	10.925	10.925	79,956	0.65%	0.90%	0.90%	29.92%	29.92%
2018	8,223	8.409	8.409	69,145	1.57%	0.90%	0.90%	-5.37%	-5.37%
2017	9,345	8.886	8.886	83,034	0.44%	0.90%	0.90%	19.68%	19.68%
2016	10,620	7.424	7.424	78,847	2.03%	0.90%	0.90%	2.82%	2.82%
Ivy Funds VIP Corporate Bond:
2020	2,599	5.141	5.141	13,683	2.60%	0.90%	0.90%	9.98%	9.98%
2019	2,986	4.675	4.675	13,959	2.78%	0.90%	0.90%	11.18%	11.18%
2018	3,146	4.205	4.205	13,230	2.27%	0.90%	0.90%	-2.78%	-2.78%
2017	3,803	4.325	4.325	16,450	2.08%	0.90%	0.90%	3.09%	3.09%
2016	4,421	4.195	4.195	18,548	2.47%	0.90%	0.90%	3.11%	3.11%
Ivy Funds VIP Global Growth:
2020	3,069	5.883	5.883	18,241	0.38%	0.90%	0.90%	19.50%	19.50%
2019	3,451	4.923	4.923	16,990	8.50%	0.90%	0.90%	24.81%	24.81%
2018	3,912	3.944	3.944	15,428	1.72%	0.90%	0.90%	-7.11%	-7.11%
2017	4,363	4.246	4.246	18,524	0.05%	0.90%	0.90%	23.42%	23.42%
2016	4,927	3.441	3.441	16,952	0.34%	0.90%	0.90%	-3.90%	-3.90%

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Ivy Funds VIP Government Money Market:
2020	1,273	$1.932	$1.932	$2,492	0.45%	0.90%	0.90%	-0.53%	-0.53%
2019	1,400	1.942	1.942	2,720	1.72%	0.90%	0.90%	0.91%	0.91%
2018	1,869	1.925	1.925	3,598	1.38%	0.90%	0.90%	0.62%	0.62%
2017	1,935	1.913	1.913	3,703	0.56%	0.90%	0.90%	-0.31%	-0.31%
2016	2,296	1.919	1.919	4,407	0.15%	0.90%	0.90%	-0.76%	-0.76%
Ivy Funds VIP Growth:
2020	3,964	31.984	31.984	128,111	0.00%	0.90%	0.90%	29.38%	29.38%
2019	4,488	24.720	24.720	110,937	0.56%	0.90%	0.90%	35.37%	35.37%
2018	5,021	18.262	18.262	91,692	0.10%	0.90%	0.90%	1.37%	1.37%
2017	5,637	18.016	18.016	101,559	0.25%	0.90%	0.90%	28.19%	28.19%
2016	6,466	14.054	14.054	90,872	0.60%	0.90%	0.90%	0.32%	0.32%
Ivy Funds VIP High Income:
2020	1,499	7.993	7.993	12,132	6.97%	0.90%	0.90%	5.08%	5.08%
2019	1,731	7.606	7.606	13,167	6.72%	0.90%	0.90%	10.20%	10.20%
2018	1,948	6.902	6.902	13,445	6.57%	0.90%	0.90%	-2.99%	-2.99%
2017	2,305	7.115	7.115	16,399	5.52%	0.90%	0.90%	5.73%	5.73%
2016	2,499	6.730	6.730	16,819	7.36%	0.90%	0.90%	15.15%	15.15%
Ivy Funds VIP Science and Technology:
2020	2,262	24.666	24.666	56,075	0.00%	0.90%	0.90%	34.16%	34.16%
2019	2,521	18.386	18.386	46,352	0.24%	0.90%	0.90%	48.15%	48.15%
2018	2,729	12.410	12.410	33,872	N/A	0.90%	0.90%	-6.08%	-6.08%
2017	3,102	13.215	13.215	40,991	0.92%	0.90%	0.90%	30.94%	30.94%
2016	3,434	10.092	10.092	34,656	N/A	0.90%	0.90%	0.64%	0.64%
Ivy Funds VIP Small Cap Growth:
2020	2,766	12.958	12.958	36,414	0.00%	0.90%	0.90%	36.44%	36.44%
2019	3,100	9.498	9.498	29,446	N/A	0.90%	0.90%	22.27%	22.27%
2018	3,471	7.768	7.768	26,965	6.18%	0.90%	0.90%	-4.97%	-4.97%
2017	3,849	8.175	8.175	31,463	N/A	0.90%	0.90%	22.02%	22.02%
2016	4,318	6.699	6.699	28,926	N/A	0.90%	0.90%	2.00%	2.00%

(a)         This ratio represents dividends recorded by the division from the underlying mutual fund divided by the average net assets.  This ratio excludes the Expense Ratio.  N/A is noted if the fund did not pay any dividends.

(b)         This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges.  Charges that require redemption of contract owner units are excluded.

(c)          Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(8) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2020, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.